Accounts payable	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Accounts payable

9. Accounts payable

The Company had the following accounts payable and accrued expenses at the end of each reporting period:

	June 30,	December 31,
	2024	2023
	$	$
Trade accounts payable	3,585	281
Accrued research and development costs	510	-
Accrued employee benefits	472	130
Payroll tax and other statutory liabilities	7	-
Other accrued liabilities	1,267	601
	5,841	1,012

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2024, and for the three and six months ended June 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)